Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2016
Basis of Presentation and General Information [Abstract]
Schedule Of Purchase Price Allocation
July 11, 2014
Assets
Cash and cash equivalents	$89,887
Restricted cash	6,381
Other current assets	13,906
Advances for vessel acquisition and vessels under construction	316,786
Vessels	426,000
Fair value of above market acquired charters	1,967
Total Assets acquired	$854,927

Liabilities
Current liabilities, excluding current portion of long term bank debt and derivative financial liabilities	12,372
Long-term debt, including current portion	208,237
Derivative financial liabilities	5,728
Total Liabilities assumed	$226,337

Net assets acquired	$628,590

Consideration paid in common shares for Oceanbulk and Pappas Companies (10,397,699 shares issued)	616,272
Gain from Bargain Purchase	$12,318

Results Of Operations For Companies Acquired
	Oceanbulk	Pappas Companies
Voyage revenues	$39,585	$2,249
Operating income/(loss)	$(645)	$111
Net loss	$(4,822)	$(213)

Business Acquisition Pro Forma Information
2014
Pro forma revenues	$177,654
Pro forma operating loss	$(10,296)
Pro forma net loss	$(24,075)
Pro forma loss per share, basic and diluted	$(0.27)

List of Subsidiaries
				Date
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
1	Star Ennea LLC	Star Poseidon	209,475	February 26, 2016	2016
2	Sea Diamond LLC	Goliath	209,537	July 15, 2015	2015
3	Pearl Shiptrade LLC	Gargantua	209,529	April 2, 2015	2015
4	Coral Cape Shipping LLC	Maharaj	209,472	July 15, 2015	2015
5	Star Seeker LLC	Star Libra (1)	207,765	June 6, 2016	2016
6	Clearwater Shipping LLC	Star Marisa (1)	207,709	March 11 2016	2016
7	Cape Ocean Maritime LLC	Leviathan	182,511	September 19, 2014	2014
8	Cape Horizon Shipping LLC	Peloreus	182,496	July 22, 2014	2014
9	Sandra Shipco LLC	Star Pauline	180,274	December 29, 2014	2008
10	Christine Shipco LLC	Star Martha	180,274	October 31, 2014	2010
11	Pacific Cape Shipping LLC	Pantagruel	180,181	July 11, 2014	2004
12	Star Borealis LLC	Star Borealis	179,678	September 9, 2011	2011
13	Star Polaris LLC	Star Polaris	179,600	November 14, 2011	2011
14	Star Trident V LLC	Star Angie	177,931	October 29, 2014	2007
15	Sky Cape Shipping LLC	Big Fish	177,662	July 11, 2014	2004
16	Global Cape Shipping LLC	Kymopolia	176,990	July 11, 2014	2006
17	Sea Cape Shipping LLC	Big Bang	174,109	July 11, 2014	2007
18	Star Aurora LLC	Star Aurora	171,199	September 8, 2010	2000
19	Star Trident VII LLC	Star Eleonora (Note 19)	164,218	December 3, 2014	2001
20	Nautical Shipping LLC	Amami	98,681	July 11, 2014	2011
21	Majestic Shipping LLC	Madredeus	98,681	July 11, 2014	2011
22	Star Sirius LLC	Star Sirius	98,681	March 7, 2014	2011
23	Star Vega LLC	Star Vega	98,681	February 13, 2014	2011
24	Star Alta I LLC	Star Angelina	82,981	December 5, 2014	2006
25	Star Alta II LLC	Star Gwyneth	82,790	December 5, 2014	2006
26	Star Trident I LLC	Star Kamila	82,769	September 3, 2014	2005
27	Grain Shipping LLC	Pendulum	82,619	July 11, 2014	2006
28	Star Trident XIX LLC	Star Maria	82,598	November 5, 2014	2007
29	Star Trident XII LLC	Star Markella	82,594	September 29, 2014	2007
30	Star Trident IX LLC	Star Danai	82,574	October 21, 2014	2006
31	Star Trident XI LLC	Star Georgia	82,298	October 14, 2014	2006
32	Star Trident VIII LLC	Star Sophia	82,269	October 31, 2014	2007
33	Star Trident XVI LLC	Star Mariella	82,266	September 19, 2014	2006
34	Star Trident XIV LLC	Star Moira	82,257	November 19, 2014	2006
35	Star Trident XVIII LLC	Star Nina	82,224	January 5, 2015	2006
36	Star Trident X LLC	Star Renee	82,221	December 18, 2014	2006
37	Star Trident II LLC	Star Nasia	82,220	August 29, 2014	2006
38	Star Trident XIII LLC	Star Laura	82,209	December 8, 2014	2006
39	Star Trident XV LLC	Star Jennifer	82,209	April 15, 2015	2006
40	Star Trident XVII LLC	Star Helena	82,187	December 29, 2014	2006
41	Mineral Shipping LLC	Mercurial Virgo	81,545	July 11, 2014	2013
42	Star Trident III LLC	Star Iris	76,466	September 8, 2014	2004
43	Star Trident XX LLC	Star Emily	76,417	September 16, 2014	2004
44	Star Trident XXV Ltd.	Star Vanessa	72,493	November 7, 2014	1999
45	Orion Maritime LLC	Idee Fixe (1)	63,458	March 25, 2015	2015
46	Spring Shipping LLC	Roberta (1)	63,426	March 31, 2015	2015
47	Success Maritime LLC	Laura (1)	63,399	April 7, 2015	2015
48	Ultra Shipping LLC	Kaley (1)	63,283	June 26, 2015	2015
49	Blooming Navigation LLC	Kennadi	63,262	January 8, 2016	2016
50	Jasmine Shipping LLC	Mackenzie	63,226	March 2, 2016	2016
51	Star Challenger I LLC	Star Challenger	61,462	December 12, 2013	2012
52	Star Challenger II LLC	Star Fighter	61,455	December 30, 2013	2013
53	Star Axe II LLC	Star Lutas	61,347	January 6, 2016	2016
54	Aurelia Shipping LLC	Honey Badger	61,320	February 27, 2015	2015
55	Rainbow Maritime LLC	Wolverine	61,292	February 27, 2015	2015
56	Star Axe I LLC	Star Antares	61,258	October 9, 2015	2015
57	Star Asia I LLC	Star Aquarius	60,916	July 22, 2015	2015
58	Star Asia II LLC	Star Pisces	60,916	August 7, 2015	2015
59	Glory Supra Shipping LLC	Strange Attractor	55,742	July 11, 2014	2006
60	Star Omicron LLC	Star Omicron	53,489	April 17, 2008	2005
61	Star Gamma LLC	Star Gamma	53,098	January 4, 2008	2002
62	Star Zeta LLC	Star Zeta	52,994	January 2, 2008	2003
63	Star Delta LLC	Star Delta	52,434	January 2, 2008	2000
64	Star Theta LLC	Star Theta	52,425	December 6, 2007	2003
65	Star Epsilon LLC	Star Epsilon	52,402	December 3, 2007	2001
66	Star Cosmo LLC	Star Cosmo	52,247	July 1, 2008	2005
67	Star Kappa LLC	Star Kappa	52,055	December 14, 2007	2001
		Total dwt	7,010,446

 (1)       Vessels subject to a capital bareboat lease (Note 5)

List of Newbuildings
	Wholly Owned Subsidiaries	Newbuildings Name	Type	DWT	Expected Delivery
					Date
1	Star Breezer LLC	HN 1371 (tbn Star Virgo) (1) (Note 19)	Newcastlemax	208,000	Mar-17
2	Domus Shipping LLC	HN 1360 (tbn Star Ariadne) (1)	Newcastlemax	208,000	Mar-17
3	Star Castle I LLC	HN 1342 (tbn Star Gemini)	Newcastlemax	208,000	Jul-17
4	Festive Shipping LLC	HN 1361 (tbn Star Magnanimus) (1)	Newcastlemax	208,000	Jan-18
5	Star Castle II LLC	HN 1343 (tbn Star Leo)	Newcastlemax	208,000	Jan-18
		Total dwt		1,040,000

(1)      Vessels subject to a bareboat capital lease (Note 5)

List of Non-vessel owning subsidiaries
	Wholly Owned Subsidiaries
1	Star Bulk Management Inc.	25	Star Beta LLC
2	Starbulk S.A.	26	Star Mega LLC
3	Star Bulk Manning LLC	27	Star Big LLC
4	Star Bulk Shipmanagement Company (Cyprus) Limited	28	Gravity Shipping LLC
5	Optima Shipping Limited	29	White Sand Shipping LLC
6	Star Omas LLC	30	Premier Voyage LLC
7	Star Synergy LLC	31	L.A. Cape Shipping LLC
8	Oceanbulk Shipping LLC	32	Cape Confidence Shipping LLC
9	Oceanbulk Carriers LLC	33	Cape Runner Shipping LLC
10	International Holdings LLC	34	Olympia Shiptrade LLC
11	Star Ventures LLC	35	Victory Shipping LLC
12	Dry Ventures LLC	36	Star Cape I LLC
13	Unity Holding LLC	37	Star Cape II LLC
14	Star Bulk (USA) LLC	38	Positive Shipping Company
15	Star Trident XXI LLC	39	OOCape1 Holdings LLC
16	Star Trident XXIV LLC	40	Oday Marine LLC
17	Star Trident XXVII LLC	41	Searay Maritime LLC
18	Star Trident XXXI LLC	42	Lowlands Beilun Shipco LLC
19	Star Trident XXIX LLC	43	Star Trident VI LLC
20	Star Trident XXVIII LLC	44	KMSRX Holdings LLC
21	Star Trident XXVI LLC	45	Dioriga Shipping Co.
22	Star Trident XXII LLC	46	Star Trident XXX LLC
23	Star Trident XXIII LLC	47	Star Trident IV LLC
24	Star Alpha LLC	48	Pacific Ventures Holdings LLC

List of vessels under commercial and technical management by Starbulk S.A.
Vessel Owning Company	Vessel Name	DWT	Effective Date	Year Built
			of Management
			Agreement
Global Cape Shipping LLC (2)	Kymopolia	176,990	January 30, 2014	2006
OOCAPE1 Holdings LLC (2)	Obelix	181,433	October 19, 2012	2011
Pacific Cape Shipping LLC (2)	Pantagruel	180,181	October 24, 2013	2004
Sea Cape Shipping LLC (2)	Big Bang	174,109	August 30, 2013	2007
Sky Cape Shipping LLC (2)	Big Fish	177,662	October 18, 2013	2004
Majestic Shipping LLC (2)	Madredeus	98,681	February 4, 2014	2011
Nautical Shipping LLC (2)	Amami	98,681	February 4, 2014	2011
Grain Shipping LLC (2)	Pendulum	82,619	February 17, 2014	2006
Mineral Shipping LLC (2)	Mercurial Virgo	81,545	February 17, 2014	2013
Adore Shipping Corp.	Renascentia(3)	74,732	June 20, 2013	1999
Hamon Shipping Inc	Marto (4)	74,470	August 2, 2013	2001
Glory Supra Shipping LLC (2)	Strange Attractor	55,742	September 24, 2013	2006
Premier Voyage LLC (2)	Maiden Voyage	58,722	September 28, 2012	2012
Serenity Maritime Inc.	Serenity I	53,688	June 11, 2011	2006

(1)      These companies were subsidiaries of Oceanbulk and related parties to the Company (please refer to Note 3), which became wholly owned subsidiaries  following the completion of the Merger, when the respective management agreements were terminated.
(2)      On June 20, 2014, this vessel was sold and the management agreement between Starbulk S.A. and the previous owners was terminated.  The Company received management fees for a period of two months following the termination date, in accordance with the terms of the management agreement.
(3)      On July 3, 2014, the Company received a notice of termination of the management agreement for this vessel.  The management agreement was terminated upon the vessel's delivery to its new managers, on August 20, 2014.  The Company received management fees for a period of three months following the termination date, in accordance with the terms of the management agreement.

Schedule of Sale Leaseback Transactions
Vessel Name	Type	DWT	Year Built
Astakos	Supramax	58,722	2012
	Total dwt:	58,722

Charter Revenue Percentage
Charterer	2014	2015	2016
A	0%	6%	13%
B	12%	4%	3%
C	12%	3%	2%